Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Share capital [Member]	Shares to be issued [Member]	Contributed Surplus [Member]	Deficit [Member]	Accumulated other comprehensive losses [Member]	Total
Beginning Balance at Nov. 30, 2017	$ 1,218,766		$ 106,109	$ (615,184)		$ 709,691
Beginning Balance (Shares) at Nov. 30, 2017	19,349,500
Statements Line Items
Net loss for the year				(986,901)		(986,901)
Shares issued for warrants exercised	$ 204,500					204,500
Shares issued for warrants exercised (Shares)	2,045,000
Private placements	$ 2,604,220					2,604,220
Private placements (Shares)	6,510,550
Shares issued for acquisition	$ 1,240,200					1,240,200
Shares issued for acquisition (Shares)	3,000,000
Shares issued for options exercised	$ 87,500					87,500
Shares issued for options exercised (Shares)	625,000
Share issuance costs	$ (253,794)		128,995			(124,799)
Finder's fee - acquisition	$ 159,562					159,562
Finder's fee - acquisition (Shares)	231,250
Fair value of options exercised	$ 50,080		(50,080)
Ending Balance at Nov. 30, 2018	$ 5,311,034		185,024	(1,602,085)		3,893,973
Ending Balance (Shares) at Nov. 30, 2018	31,761,300
Statements Line Items
Net loss for the year				(4,366,807)		(4,366,807)
Shares issued for warrants exercised	$ 187,120					187,120
Shares issued for warrants exercised (Shares)	910,300
Shares issued for options exercised	$ 37,500					37,500
Shares issued for options exercised (Shares)	125,000
Stock-based compensation			692,091			692,091
Fair value of agent warrants exercised	$ 127,254		(127,254)
Fair value of options exercised	13,590		(13,590)
Shares to be issued		$ 22,811				22,811
Foreign currency translation					$ 46,244	46,244
Ending Balance at Nov. 30, 2019	$ 5,676,498	22,811	736,271	(5,968,892)	46,244	512,932
Ending Balance (Shares) at Nov. 30, 2019	32,796,600
Statements Line Items
Net loss for the year				(2,924,236)		(2,924,236)
Shares issued for warrants exercised	$ 246,667					246,667
Shares issued for warrants exercised (Shares)	1,233,334
Private placements	$ 1,367,325	$ (22,811)	83,109			1,427,623
Private placements (Shares)	8,232,330
Share issuance costs	$ (38,727)					(38,727)
Shares issued as compensation	$ 125,000					125,000
Shares issued as compensation (Shares)	500,000
Stock-based compensation			479,107			479,107
Foreign currency translation					19,546	19,546
Ending Balance at Nov. 30, 2020	$ 7,376,763		$ 1,298,487	$ (8,893,128)	$ 65,790	$ (152,088)
Ending Balance (Shares) at Nov. 30, 2020	42,762,264